Derivative instruments - Call Spread and Coupon Only Swap (Details) - Apr. 30, 2017 - Subsidiaries - Cash Flow hedge - Derivatives not designated as hedging instruments R$ in Thousands, $ in Thousands	BRL (R$) $ / option	USD ($) $ / option
Call spread | JP Morgan S.A.
Derivative [Line Items]
Notional Amount | $		$ 30,000
Call spread | JP Morgan S.A. | Payable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	8.20	8.20
Call spread | JP Morgan S.A. | Receivable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	5.62	5.62
Coupon-only swap | JP Morgan S.A. | Payable
Derivative [Line Items]
Payable Amount | R$	R$ 168,690
Coupon-only swap | JP Morgan S.A. | Receivable
Derivative [Line Items]
Notional Amount | $		$ 30,000
Interest rate	5.46%	5.46%
Coupon-only swap | JP Morgan S.A. | Receivable | CDI, Certificados de Depósitos Interbancários
Derivative [Line Items]
Interest rate	2.42%	2.42%
Call Spread + Coupon-only swap | Itau Unibanco S.A
Derivative [Line Items]
Notional Amount | $		$ 50,000
Call Spread + Coupon-only swap | Itau Unibanco S.A | Payable
Derivative [Line Items]
Strike price (in usd per option) | $ / option	8.20	8.20
Payable Amount | R$	R$ 281,150
Call Spread + Coupon-only swap | Itau Unibanco S.A | Receivable
Derivative [Line Items]
Notional Amount | $		$ 50,000
Strike price (in usd per option) | $ / option	5.62	5.62
Interest rate	5.46%	5.46%
Call Spread + Coupon-only swap | Itau Unibanco S.A | Receivable | CDI, Certificados de Depósitos Interbancários
Derivative [Line Items]
Interest rate	2.47%	2.47%